Goodwill and Acquired Intangible Assets	12 Months Ended
Jul. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Acquired Intangible Assets

6. Goodwill and Acquired Intangible Assets

Goodwill
Changes in the carrying value of goodwill by reportable segment during the twelve months ended July 31, 2025 and July 31, 2024 were as shown in the following table. Our reportable segments are described in Note 14, “Segment Information.” We have recast certain prior period amounts to conform to the way we internally manage and monitor our business. See Note 1, “Description of Business and Summary of Significant Accounting Policies — Basis of Presentation,” for more information.

(In millions)	Balance July 31, 2023	Goodwill Acquired/ Adjusted	Foreign Currency Translation	Balance July 31, 2024	Goodwill Acquired/ Adjusted	Foreign Currency Translation	Balance July 31, 2025
Global Business Solutions	$9,691	$—	$(1)	$9,690	$134	$1	$9,825
Consumer	4,089	65	—	4,154	—	1	4,155
Totals	$13,780	$65	$(1)	$13,844	$134	$2	$13,980
Goodwill is net of accumulated impairment losses of $114 million, which were recorded prior to July 31, 2023 and are included in our Consumer segment. The increases in goodwill during the twelve months ended July 31, 2025 and July 31, 2024 were primarily due to acquisitions.

Acquired Intangible Assets
The following table shows the cost, accumulated amortization, and weighted-average life in years for our acquired intangible assets at the dates indicated. The weighted-average lives are calculated for assets that are not fully amortized.

(Dollars in millions)	Customer and User Relationships	Purchased Technology	Trade Names and Logos	Total

At July 31, 2025:
Cost	$6,198	$1,765	$680	$8,643
Accumulated amortization	(2,034)	(1,061)	(246)	(3,341)
Acquired intangible assets, net	$4,164	$704	$434	$5,302
Weighted-average life in years	14	8	13	13

At July 31, 2024:
Cost	$6,196	$1,648	$680	$8,524
Accumulated amortization	(1,605)	(905)	(194)	(2,704)
Acquired intangible assets, net	$4,591	$743	$486	$5,820
Weighted-average life in years	14	8	13	13
The following table shows the expected future amortization expense for our acquired intangible assets at July 31, 2025. Amortization of purchased technology is generally charged to amortization of acquired technology in our consolidated statements of operations. Amortization of other acquired intangible assets, such as customer and user relationships, is charged to amortization of other acquired intangible assets in our consolidated statements of operations. If impairment events occur, they could accelerate the timing of acquired intangible asset charges.

(In millions)	Expected Future Amortization Expense
Fiscal year ending July 31,
2026	$660
2027	633
2028	613
2029	593
2030	590
Thereafter	2,213
Total expected future amortization expense	$5,302